Acquisitions (Details Narrative) - USD ($)							12 Months Ended
	Mar. 21, 2022	Mar. 14, 2022	Mar. 11, 2022	Nov. 15, 2021	Apr. 23, 2021	Jan. 02, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Increase decrease in asset acquisition				$ 353,024	$ 367,734
Revenue							$ 683,253	$ 142,347
Operating expenses							1,530,756	1,118,559
Purchase price of real estate property							7,337,436
Net loss							(1,259,373)	(996,709)
Subsequent Event [Member] | Lease Agreement [Member] | A F H Senior Care C Corp [Member]
Business Acquisition [Line Items]
Payments for monthly rent	$ 11,717
Percentage of increase in rent	103.00%
Five Townhomes [Member]
Business Acquisition [Line Items]
Payments for Commissions				38,750
Investment Properties [Member]
Business Acquisition [Line Items]
Revenue							136,550
Operating expenses							97,679
Building [Member]
Business Acquisition [Line Items]
Asset acquisition carrying value				2,034,032	2,114,535
Land [Member]
Business Acquisition [Line Items]
Asset acquisition carrying value				1,530,380	937,731
Lynnwood Property [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price of real estate property			$ 1,775,000
Burien Property [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price of real estate property		$ 1,000,000
Payments for monthly rent	$ 8,000
Percentage of increase in rent	103.00%
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				$ 3,917,436	$ 3,420,000	$ 3,420,000
Lynwood Property And Burien Property [Member]
Business Acquisition [Line Items]
Revenue							905,000	237,000
Operating expenses							1,601,000	1,188,000
Net loss							$ 1,108,000	$ 972,000